Bank Debt, textual 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Interest Costs Incurred	$ 12,286	$ 8,599	$ 9,553
Interest Costs, Capitalized During Period	$ 636	$ 264	$ 467
All loans and credit facilities
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	2.184%	1.689%	1.737%
Debt Instrument, Priority	• First priority mortgages over the vessels owned by the respective borrowers; • For the Safe Bulkers credit facility, first priority mortgages over the vessels Andreas K, Maria, Xenia, Vassos, Pedhoulas Leader, Pedhoulas Commander, Martine, Eleni, Kypros Bravery and Kypros Loyalty; • First priority assignment of all insurances and earnings of the mortgaged vessels; and • Corporate guarantee from Safe Bulkers (except for the Safe Bulkers credit facility where Safe Bulkers is the borrower).
Ebitda To Interest Covenant	2.0:1 applicable on a trailing 12 month basis
Consolidated Debt Convenant	$ 716,000
Net Worth Covenant	$ 150,000
Minimum Percentage Of Ownership	35.00%
Debt Instrument, Covenant Description	• its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 80% or 85% as the case may be ( the “Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee; • its consolidated debt must not exceed $716,000 on December 31, 2015 (“Consolidated Debt Covenant”) • the ratio of its EBITDA over consolidated interest expense must not at any time be less than 2.0:1, applicable on a trailing 12 month basis; • its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000; • payment of dividends is subject to no event of default having occurred, and; • a minimum of 35%, of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities
Debt Instrument, Covenant Compliance	As of December 31, 2015, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.
Minimum | All loans and credit facilities
Debt Instrument [Line Items]
Mininum cash balance of loan with restrictive liquidity covenant	$ 150
Consolidated Leverage Covenant	80.00%
Maximum | All loans and credit facilities
Debt Instrument [Line Items]
Mininum cash balance of loan with restrictive liquidity covenant	$ 500
Consolidated Leverage Covenant	85.00%